Summary of significant accounting policies (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising expenditures	¥ 631.7	¥ 363.8	¥ 495.2
Total expenses for employee benefits	364.5	282.2	¥ 178.2
Restricted Cash	¥ 1,480.0	¥ 5,630.0